                                                                  Filed pursuant
                                                                  to Rule 497(c)



                                    ARK FUNDS
                            Oaks, Pennsylvania 19456


                                                                   June 26, 1998

Dear Shareholder:

         On January 16, 1998, the Board of Trustees of ARK Funds met to consider and approve a proposal for reorganizing the ARK International Equity Portfolio with Govett International Equity Fund. After carefully studying the merits of the proposal, the Board determined that the reorganization is in the best interests of shareholders.

         Since the Board has approved the proposed reorganization, you and your fellow shareholders are being asked to approve the proposal at a Special Meeting of shareholders to be held at First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland on July 24, 1998. A proxy card is enclosed for use in the Special Meeting. This card represents shares you held as of the record date, June 5, 1998. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED AS SOON AS POSSIBLE.

         If the shareholders of the ARK International Equity Portfolio approve the proposed reorganization and certain other conditions are satisfied, you will be able to continue your investment program through ownership of shares of Govett International Equity Fund, a mutual fund having similar investment objectives and policies and whose investment adviser is an affiliate of AIB Investment Managers Limited, the ARK International Equity Portfolio's investment adviser.

         I encourage you to review the attached materials in detail. Some of your questions may be answered on the next page. Some important facts about the proposed reorganization are outlined below.

         - The reorganization will not affect the value of your account. There will be no sales charges in connection with the reorganization.

         - Neither the ARK International Equity Portfolio nor its shareholders will be required to pay any federal income tax as a result of the reorganization.

         Because the Board believes the reorganization is in the best interests of all shareholders, we encourage you to vote for the proposal. Should you have any additional questions, we invite you to call ARK Funds toll free at 1-800-ARK-FUND.

                              Sincerely,

                              William H. Cowie, Jr.
                              Chairman of the Board

Q. WHY HAVE I RECEIVED THIS PACKAGE?

A. ARK Funds has entered into an Agreement and Plan of Reorganization with The Govett Funds, Inc. Under the agreement, the ARK International Equity Portfolio will be combined with, and your ARK International Equity Portfolio shares will be exchanged for shares of, Govett International Equity Fund. The Board of ARK Funds has approved the proposed reorganization. You, as a shareholder of the ARK International Equity Portfolio, are now being asked to approve the proposal.

Q. WHY IS THE REORGANIZATION BEING PROPOSED?

A. The Board of ARK Funds believes that combining the ARK International Equity Portfolio and Govett International Equity Fund could result in more efficient operations. In the current competitive environment, the ARK International Equity Portfolio is too small to manage on a cost effective basis, and the shareholders can benefit from the larger asset base resulting from a combination of the two funds. In addition, the ARK International Equity Portfolio and Govett International Equity Fund have similar investment objectives and policies as described in more detail in the Prospectus/Proxy Statement.

Q. HOW WILL THIS AFFECT ME AS AN ARK FUNDS SHAREHOLDER?

A. You will become a shareholder of Govett International Equity Fund, a mutual fund whose investment objectives and policies are similar to those of the ARK International Equity Portfolio. As a Govett shareholder you will have access to the array of fund portfolios offered by The Govett Funds, Inc., although you no longer will be able to exchange your shares into other ARK Funds portfolios. There will be no sales charges in connection with this transaction although after the reorganization, the Acquiring Fund is expected to have higher fund expenses, as a percentage of net assets, than the Acquired Fund. Each of the funds, however, currently is waiving certain fees and fund expenses. If those fees and waivers are not continued (and no one is obligated to continue them), after the Reorganization, the Acquiring Fund would have lower fund expenses than the Acquired Fund. The shares of Govett International Equity Fund you receive will have a total net asset value equal to the value of the ARK International Equity Portfolio shares you held immediately prior to the transaction.

Q. WILL THE REORGANIZATION RESULT IN ANY TAXES?

A. Neither the ARK International Equity Portfolio nor its shareholders will be expected to pay any federal income tax as a result of the reorganization.

Q. WILL THE INVESTMENT ADVISER CHANGE?

A. Yes. AIB Investment Managers Limited currently serves as investment adviser to the ARK International Equity Portfolio. AIB Govett, Inc. serves as investment manager and AIB Govett Asset Managers Limited serves as investment subadviser to Govett International Equity Fund and will continue as investment manager and subadviser following the transaction. AIB Govett, Inc. and AIB Govett Asset Managers Limited are affiliates of AIB Investment Managers Limited.

Q. HOW DOES THE BOARD OF ARK FUNDS RECOMMEND THAT I VOTE?

A. After careful consideration, the Board of ARK Funds unanimously recommends that you vote "FOR" the proposed reorganization.

Q. HOW DO I CONTACT YOU?

A. If you have any questions, call ARK Funds toll free at 1-800-ARK-FUND, Monday through Friday, 8:00 a.m. to 8:00 p.m. (Eastern Time), or Saturday and Sunday, 9:00 a.m. to 4:00 p.m. (Eastern Time).



                                  PLEASE VOTE.
                             YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN.

                                    ARK FUNDS
                            Oaks, Pennsylvania 19456


         NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the ARK International Equity Portfolio will be held at First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland, on July 24, 1998 at 10 o'clock a.m., Eastern Time, for the following purposes:

         ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement"), between ARK Funds and The Govett Funds, Inc. ("Govett Funds"), and the transactions contemplated thereby, including: (a) the transfer of all the assets of the ARK International Equity Portfolio (the "Acquired Fund") of ARK Funds to, and the assumption of the stated liabilities of the Acquired Fund by, Govett International Equity Fund of Govett Funds (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund; (b) the distribution of the Acquiring Fund shares so received by the Acquired Fund pro rata to shareholders of the Acquired Fund; and (c) the termination of the Acquired Fund.

         ITEM 2. To transact such other business as may properly come before the meeting and any adjournment thereof.

         The proposed reorganization and related matters are described in the attached Prospectus/Proxy Statement. A copy of the Reorganization Agreement is attached to the Prospectus/Proxy Statement as Appendix A.

         Only shareholders of record on June 5, 1998 of the ARK
International Equity Portfolio are entitled to notice of and to vote at the Special Meeting and any adjournment thereof.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.


                                             Lynda J. Striegel
                                             Secretary

June 26, 1998

                           PROSPECTUS/PROXY STATEMENT

                              Dated June 26, 1998

                             THE GOVETT FUNDS, INC.
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903
                            Telephone 1-800-821-0803

                                    ARK FUNDS
                            Oaks, Pennsylvania 19456
                            Telephone 1-800-ARK-FUND


         This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of ARK Funds in connection with the Special Meeting of shareholders of the ARK International Equity Portfolio (the "Meeting") to be held at First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland, on July 24, 1998 at 10 o'clock a.m., Eastern
Time, at which shareholders of the ARK International Equity Portfolio will be asked to consider and approve the Agreement and Plan of Reorganization dated as of May 27, 1998 (the "Reorganization Agreement"), by and between ARK Funds and The Govett Funds, Inc. ("Govett Funds") providing for the reorganization (the "Reorganization") of the ARK International Equity Portfolio (the "Acquired Fund") with and into Govett International Equity Fund (the "Acquiring Fund").

         ARK Funds and Govett Funds are open-end, series, management investment companies whose investment advisers are majority-owned by Allied Irish Banks, p.l.c. In approving the Reorganization Agreement and the transactions contemplated thereby, the ARK Funds' Board of Trustees considered, among other things, that the Acquired Fund and Acquiring Fund have similar investment objectives and policies, that the investment advisers of the Acquired Fund and the Acquiring Fund are affiliated, that the Reorganization would constitute a tax-free reorganization, that combining the assets of the Acquired Fund with the Acquiring Fund could result in more efficient operations, and that the interests of shareholders of the Acquired Fund would not be diluted as a result of the Reorganization.

         This Prospectus/Proxy Statement constitutes the prospectus for the shares of the Acquiring Fund that have been registered with the Securities and Exchange Commission (the "SEC") and are to be issued in connection with the Reorganization, and the proxy statement of ARK Funds for the Meeting.

         The Reorganization Agreement provides that the Acquired Fund will transfer its assets to the Acquiring Fund and that the Acquiring Fund will assume the stated liabilities of the Acquired Fund. In exchange for the transfer of assets and assumption of stated liabilities, the Acquired Fund will receive Institutional Class shares of the Acquiring Fund. The Acquired Fund will then make a liquidating distribution of such Acquiring Fund shares to its shareholders, so that a shareholder of the Acquired Fund at the time of the Reorganization will receive Institutional Class shares of the Acquiring Fund with the same aggregate net asset value as the shareholder had in the Acquired Fund immediately prior to the Reorganization. Following the consummation of the Reorganization, the Acquired Fund will be terminated as described in the Reorganization Agreement.

         This Prospectus/Proxy Statement sets forth the information that a shareholder should know before voting on the Reorganization Agreement (and related transactions) and should be retained for future reference. The Institutional Class Prospectus dated April 17, 1998, as supplemented May 22, 1998, of Govett Funds, which describes the Acquiring Fund, accompanies this Prospectus/Proxy Statement. Additional information is contained in: (i) the Statement of Additional Information dated June 26, 1998, relating to this Prospectus/Proxy Statement; (ii) the Statement of Additional Information dated April 17, 1998, of Govett Funds; (iii) the Govett Funds' Annual Report for the fiscal year ended December 31, 1997; (iv) the Retail Class and Institutional Class Prospectuses and the Statement of Additional Information of ARK Funds, each dated February 13, 1998; and (v) the ARK Funds' Annual Report for the fiscal year ended April 30, 1997 and Semi-Annual Report for the six months ended October 31, 1997. Each of these documents is on file with the SEC and is available without charge upon request by writing or calling either Govett Funds or ARK Funds at their respective addresses or telephone numbers set forth above. The information relating to the Acquiring Fund contained in the Govett Funds' Institutional Class Prospectus, dated April 17, 1998, as supplemented May 22, 1998, and Statement of Additional Information, dated April 17, 1998, and Annual Report for the fiscal year ended December 31, 1997 is incorporated herein by reference.

         This Prospectus/Proxy Statement is expected to be first sent to shareholders on or about June 26, 1998.

         SHARES OF GOVETT FUNDS AND ARK FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

         THE SECURITIES OF GOVETT FUNDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ARK FUNDS OR GOVETT FUNDS.

                                TABLE OF CONTENTS

SUMMARY..............................................................   1
     Board Consideration.............................................   1
     Federal Income Tax Consequences.................................   1
     Fund Expenses...................................................
     Overview of Acquired Fund and Acquiring Fund....................   1
         Arrangements with Service Providers.........................   2
         Comparative Fee Tables......................................   2
         Purchases...................................................   5
         Exchanges...................................................   6
         Dividends and Distributions.................................   6
         Redemption Procedures.......................................   6
     Voting Information..............................................   6

RISK FACTORS.........................................................   7
     Investment Objectives and Policies..............................   7
     Investment Practices............................................   7
     Risks...........................................................   9
     Investment Limitations..........................................  10
     Other Information...............................................  11

INFORMATION RELATING TO THE PROPOSED REORGANIZATION..................  12
     Description of the Reorganization Agreement.....................  12
     Capitalization..................................................  14
     Federal Income Tax Consequences.................................  14

INFORMATION RELATING TO VOTING MATTERS...............................  15
     General Information.............................................  15
     Shareholder Approval............................................  16
     Quorum..........................................................  17
     Annual Meetings.................................................  17

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND......................  18

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND.......................  18

OTHER BUSINESS.......................................................  19

SHAREHOLDER INQUIRIES................................................  19

Appendix A........................................................... A-1

Appendix B........................................................... B-1

                                     SUMMARY

         The following is a summary of certain information relating to the Reorganization, the parties thereto, and the related transactions, and is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Statement of Additional Information relating to this Prospectus/Proxy Statement, the Institutional Class Prospectus and Statement of Additional Information of Govett Funds, the Retail Class and Institutional Class Prospectuses and the Statement of Additional Information of ARK Funds, and the Reorganization Agreement attached to this Prospectus/Proxy Statement as Appendix A. ARK Funds' Annual Report and most recent Semi-Annual Report may be obtained without charge by calling 1-800-ARK-FUND.

         BOARD CONSIDERATION. Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of ARK Funds, and the Board of Directors of Govett Funds, including in each case the trustees/directors who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have determined that the Reorganization is in the best interests of shareholders of the Acquired Fund and the Acquiring Fund, respectively, and that the interests of existing shareholders of the Acquired Fund and the Acquiring Fund, respectively, will not be diluted as a result of the Reorganization. See "Information Relating to the Proposed Reorganization."

         FEDERAL INCOME TAX CONSEQUENCES. Shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of their receipt of Institutional Class shares of the Acquiring Fund. The Acquired Fund will not incur any federal income taxes as a result of the Reorganization, and the Acquiring Fund will not recognize gain or loss for federal tax purposes on its issuance of shares in the Reorganization. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

         FUND EXPENSES. After the Reorganization, the Acquiring Fund is expected to have higher fund expenses, as a percentage of net assets, than the Acquired Fund. Each of the funds, however, currently is waiving certain fees and fund expenses. If those fees and waivers are not continued (and no one is obligated to continue them), after the Reorganization, the Acquiring Fund would have lower fund expenses than the Acquired Fund.


         OVERVIEW OF ACQUIRED FUND AND ACQUIRING FUND.

Investment Objectives and Policies

         The Acquired Fund seeks long-term growth of capital as its investment objective. The Acquiring Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located throughout the world as its investment objective. For both funds, however, dividend income is incidental to this objective. Each fund invests in equity securities of companies located outside of the United States. The countries in which the Acquired Fund and Acquiring Fund invest, and the percentage applicable to investment of fund assets in each country, are similar but not identical. Compared to the Acquired Fund, the Acquiring Fund generally invests a greater portion of its assets in emerging market countries.

         To the extent there are differences in the policies and restrictions of the funds, shareholders should consider those differences. See "Risk Factors" below for a further description of the similarities and differences between the investment objectives, policies and limitations of the Acquired Fund and the Acquiring Fund and the prospectuses of the ARK Funds and Govett Funds, which are incorporated herein by reference.


Management and Arrangements with Service Providers

         Responsibility for the management and supervision of Ark Funds and the Acquired Fund rests with the ARK Funds' Board of Trustees. The investment adviser to the Acquired Fund is AIB Investment Managers Limited. SEI Investments Distribution Co. serves as the distributor of the shares of the Acquired Fund under a distribution plan for the Retail Class. Administrative services are provided by SEI Fund Resources. FMB Trust Company, National Association, serves as custodian for the securities and cash of the Acquired Fund and custodial services for foreign securities are provided by Bankers Trust Company. The Retail Class and the Institutional Class of the Acquired Fund are each subject to a shareholder services plan. All shareholder services fees for the Retail Class and the Institutional Class are currently being waived.

         Responsibility for the management and supervision of Govett Funds and the Acquiring Fund rests with the Govett Funds' Board of Directors. The investment manager to the Acquiring Fund is AIB Govett, Inc. and its subadviser is AIB Govett Asset Management Limited. Administrative services are provided by Chase Global Funds Services Company. FPS Broker Services, Inc. is the distributor and principal underwriter for shares of the Acquiring Fund. The Chase Manhattan Bank serves as the global custodian. Additional services are provided to the Acquiring Fund by FPS Services, Inc. The Institutional Class of the Acquiring Fund is not subject to any distribution or shareholder services fees.

         See Appendix B for more information regarding arrangements with service providers of the Acquired Fund and the Acquiring Fund.

Comparative Fee Tables

             The tables set forth below show (a) shareholder transaction expenses and expected annual operating expenses for the Acquired Fund (or the relevant class thereof) as of December 31, 1997, and for the Institutional Class of the Acquiring Fund are based on operating expense information for Class A shares for the fiscal year ended December 31, 1997, adjusted for expected class specific expenses, in each case restated to reflect expenses the Acquiring Fund expects to incur during the current fiscal year, and (b) pro forma information for the Acquiring Fund assuming the Reorganization had taken place on December 31, 1997 for the year then ended. Unless otherwise noted, the information in the expense table and the example reflects voluntary fee waivers and/or reimbursements. The assumption in the example of a 5% annual return is required by the SEC for all mutual funds, and is not a prediction of any fund's future performance. THE EXAMPLE

SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                                                                                    Pro Forma
                                              ARK                  ARK                     Govett                     Govett
                                         International    International Equity         International              International
                                       Equity Portfolio         Portfolio               Equity Fund                Equity Fund
                                        (Retail Class)    (Institutional Class)    (Institutional Class)      (Institutional Class)
                                        --------------    ---------------------    ---------------------      ---------------------
SHAREHOLDER
TRANSACTION EXPENSES

Maximum sales load imposed on                3.00%(1)             None                   None                          None
purchases and reinvested dividends

Deferred sales charges imposed on            None                 None                   None                          None
redemptions

Redemption Fee                               None                 None                   None                          None

Exchange Fee                                 None                 None                   None                          None


ANNUAL OPERATING EXPENSES
(expressed as a percentage
  of average net assets)

Advisory Fee (after waivers) (2)             0.38%                0.38%                 0.58%                         0.73%

12b-1 Fee (after waivers) (3)                0.00%                 N/A                   N/A                           N/A

Other Expenses (after waivers) (4)           1.17%                1.17%                 1.17%                         1.02%

Total Operating Expenses (after
waivers) (5)                                 1.55%                1.55%                 1.75%                         1.75%

EXAMPLE

         A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return, imposition of any applicable sales charge, reinvestment of all dividends, and redemption of the shares after the number of years indicated:


                                                         1 Year       3 Years       5 Years     10 Years
                                                         ------       -------       -------     --------
          ARK International Equity Portfolio              $45           $77          $112         $209
          (Retail Class)

          ARK International Equity Portfolio               16            49            84          185
          (Institutional Class)

          Govett International Equity Fund                 18            55            95          206
          (Institutional Class)

          Pro Forma Govett International Equity Fund       18            55            95          206
          (Institutional Class)

----------

(1) Without the waiver, the maximum sales charge would be 4.75%.

(2) Absent waivers, advisory fees would be 0.80%, 0.80%, 1.00% and 1.00%, respectively.

(3) Absent waivers, 12b-1 fees would be 0.40% for the Retail Class of the ARK International Equity Portfolio.

(4) Other Expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items and advisory, 12b-1 and shareholder services fees included as part of a 12b-1 plan. Absent waivers and/or reimbursements for shareholder servicing fees, other expenses for both classes of the ARK Funds would be 1.72% and 1.32%, respectively.

(5) Absent fee waivers and/or reimbursements, total operating expenses would be 2.52%, 2.12%, 2.17% and 2.02%, respectively.

Purchases

         Institutional Class shares of the Acquiring Fund may be sold only to certain eligible investors, including, Acquired Fund shareholders. Institutional Class shares may be purchased at their net asset value without a sales charge determined as of the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Share purchases may be made Monday through Friday, except on certain holidays. The minimum investment amount required to purchase Institutional Class shares of the Acquiring Fund is being waived for all Acquired Fund shareholders in the Reorganization. Shareholders of the Acquired Fund may reinvest their dividends in Institutional Class shares of the Acquiring Fund and may purchase additional Institutional Class shares of the Acquiring Fund or any other series of The Govett Funds, Inc. The following minimum investments apply to Institutional Class shares of the Acquiring Fund unless they are waived:



                                                             Institutional Class
                                                             -------------------
To open an account                                                 $500,000

To add to an account                                               $      0

Minimum account balance                                            $      0

         Shares of the Acquired Fund may be sold on a continuous basis at net asset value plus any applicable sales charge. Retail Class shares are sold through qualified securities brokers and other financial institutions. The maximum sales charge applicable to the Retail Class of the Acquired Fund is 4.75%. A portion of the sale charge is being waived so that investors are currently subject to a maximum sale charge of 3.00%. The waiver may be discontinued at any time. Institutional Class shares of the Acquired Fund are sold to individuals, institutions and other entities that have established trust, custodial or money management relationships with the First National Bank of Maryland or its affiliates. Institutional Class shares may be purchased by eligible investors at their net asset value without a sales charge. Purchases may be made Monday through Friday, except on certain holidays. The net asset value of the Acquired Fund is calculated as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). The following minimum investments apply to purchases of shares of the Acquired Fund unless they are waived:



                                   Retail Class          Institutional Class
                                   ------------          -------------------
To open an account                     $500                    $100,000

To add to an account                    500                       N/A

Minimum account balance                 500                     250,000*

---------------

*An Institutional Class shareholder of the Acquired Fund must, within six months, reach and maintain an aggregate balance of $250,000.


Exchanges

         All or a portion of the Institutional Class shares of the Acquiring Fund may be exchanged on any business day at their net asset value for Institutional Class shares of one or more of the other Govett Funds. Currently, shares of the Acquired Fund may be exchanged at their net asset value, plus any sales charge differential, for the shares of the same class of the other ARK Funds portfolios. After the Reorganization, Acquired Fund shareholders may only exchange their Acquiring Fund shares for shares of the same class of the Govett Funds.


Dividends and Distributions

         The Acquired Fund declares and pays any dividends from net investment income annually. Net realized capital gains, if any, are distributed by the Acquired Fund at least annually. Holders of shares of the Acquired Fund may elect to have their dividends and distributions automatically reinvested in additional shares of the same class at the net asset value next determined after payment, to receive their dividends and distributions in cash, or to receive a combination of additional shares and cash. If a shareholder fails to select an option, all dividends and distributions are reinvested in additional shares.

         The Acquiring Fund declares and pays any dividends from net investment income at least annually. Net realized capital gains, if any, are distributed by the Acquiring Fund at least annually. Dividends and distributions are automatically reinvested in additional shares of the same class on the payment dates at the net asset value as of the payable date of the dividend or distribution, unless cash payments are requested in writing. Acquired Fund shareholders may reinvest their dividends in Institutional Class shares of the Acquiring Fund.


Redemption Procedures

         The shares of the Acquired Fund and the Acquiring Fund are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after receipt of a redemption request in good order.

         VOTING INFORMATION. This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of ARK Funds in connection with the Meeting. Only shareholders of record at the close of business on June 5, 1998 will be entitled to notice of and to vote at the Meeting. Each share or fraction thereof is entitled to one vote or fraction thereof. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no instruction is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person. For additional information, including a description of the shareholder vote required for approval of the

Reorganization Agreement and transactions contemplated thereby, see "Information Relating to Voting Matters."


                                  RISK FACTORS

         The following discussion summarizes some of the more significant similarities and differences in the investment objectives, policies, practices, and risk factors of the Acquired Fund and the Acquiring Fund and is qualified by reference to the more complete information about each fund contained in the prospectuses and statements of additional information of ARK Funds and Govett Funds.

         INVESTMENT OBJECTIVES AND POLICIES. The investment objective and policies of the Acquired Fund are similar to those of the Acquiring Fund. There are, however, certain differences.

         The Acquired Fund seeks long-term growth of capital as its investment objective. The Acquiring Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located throughout the world as its investment objective. For both funds, however, dividend income is incidental to this objective. Each of the funds invests in equity securities of companies located outside of the United States. Under normal circumstances, each fund invests at least 65% of the value of its total assets in foreign equity securities. Each fund invests in companies in at least three countries other than the United States. The countries in which the Acquired Fund and Acquiring Fund invest and the percentage restrictions relating to fund assets invested in each country are similar but not identical. Compared to the Acquired Fund, the Acquiring Fund generally invests a greater portion of its assets in emerging market countries.

         For a more complete description of the investment objectives and policies of the Acquired Fund and Acquiring Fund, see the prospectuses of ARK Funds and Govett Funds, respectively.

         INVESTMENT PRACTICES. The Acquired Fund and the Acquiring Fund follow similar principal investment practices. These practices are as follows, with certain differences noted.

         Depositary Receipts The funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts (GDRs"), and similar global instruments to the extent that they may invest in the underlying securities. A U.S. or foreign bank or trust company typically "sponsors" these depositary instruments, which evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information about the issuer may not be as readily available or as current as for sponsored depositary instruments, and prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

         Investment in Debt Securities and Commercial Paper. The Funds may invest in debt obligations convertible into equity securities. The Acquiring Fund may invest in non-convertible debt securities. At least 75% of the Acquiring Fund's total assets invested in non-convertible debt securities other than commercial paper must be rated, at the time of purchase, at least in the A category by Standard & Poor's or Moody's or, if unrated, determined to be of comparable quality by the fund's investment manager. The Acquiring Fund's commercial paper investments must, at the time of purchase, be rated at least Prime -2 by Moody's or A-2 by Standard & Poor's or, if unrated, determined to be of comparable quality by the fund's investment manager. The subsequent downgrade of a debt security to a level below the investment grade required by the fund will not require an immediate sale of that security, but the adviser will consider the circumstances of the downgrade in determining whether to hold that security, including causes of the downgrade, local market conditions, and general economic trends. The Acquired Fund does not have a stated restriction regarding rating of debt securities or commercial paper.

         Temporary Strategies. To retain flexibility to respond promptly to adverse changes in market and economic conditions, a fund may use temporary defensive strategies. Under such a strategy, a fund may hold cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest any portion of all of its assets in short-term, high quality debt securities. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least AAA by Standard & Poor's or Aaa by Moody's. For commercial paper, such investments must be rated, at the time of purchase, at least A-2 by Standard & Poor's or Prime-2 to Moody's. If such investments are unrated, a fund's adviser must have determined that they are of comparable quality to the required ratings for each type of investment. It is impossible to predict when or for how long a fund's adviser may use such temporary strategies.

         Hedging Strategies. The funds may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with their investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon. It is currently intended that the Acquiring Fund will not place more than 5% of its net assets at risk in any one of these transactions or securities. It is currently intended that the Acquired Fund, under normal conditions, will not hedge more than 25% of its total assets by selling futures, writing calls, and buying puts. In addition, the Acquired Fund will not buy futures or write puts where the value of the underlying investment exceeds 25% of its total assets or buy calls with a value exceeding 5% of its total assets.

         Repurchase Agreements and Overnight Time Deposits. Each fund may enter into repurchase agreements, in which the fund acquires a high grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Repurchase agreements are collateralized, in an amount at least equal to the current value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. Government securities, or, in the case of the Acquiring Fund only, other high grade liquid debt securities at the Acquiring Fund's custodian (or designated subcustodian), segregated from other fund assets. In segregating such assets, the fund's custodian either places them in a segregated account or separately identifies them and makes them unavailable for investment by the fund. The Acquiring Fund may also invest in overnight time deposits placed at competitive interest rates with creditworthy banks, including with the fund's global custodian.

         Investments in Other Investment Companies. Emerging and developing markets countries often limit foreign investments in equity securities of issuers in such countries. As a result, the funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies. Each fund may invest in such companies to the extent permitted under the 1940 Act. A fund may not invest in any investment companies managed by its investment adviser or any of its affiliates. Investments in investment companies may involve a duplication of certain expenses, such as management and administrative expenses.

         RISKS.

         Market Risk. Equity and bond markets outside the U.S. have significantly outperformed U.S. markets from time to time. Consequently, investments in foreign securities may provide greater long-term investment returns than would be available from investing solely in U.S. securities. Nevertheless, each fund's portfolio is subject to market risk -- the possibility that stock prices will decline over short, or even extended, periods -- to a greater degree than domestic investments, as a result of a variety of factors that can affect stock prices.

         For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a fund's portfolio. Trading practices abroad may offer less protection to investors. In some foreign countries, any or all of expropriation, nationalization, and confiscation are risks to which non-U.S. securities may be subject. A foreign governments limits on the repatriation of distributions and profits and on removal of securities, property or other assets from that country may affect a fund's liquidity and the value of its assets. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect U.S. investors.

         Currency Risk. International investors are also exposed to currency risk, if the U.S. dollar value of securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a fund's investments, the value of dividends and interest earned by a fund, and gains which may be realized.

         Foreign Taxation Risk. Some foreign governments levy brokerage taxes, increasing the cost of securities subject to the tax and reducing the realized gain (or increasing the realized loss) on such securities when they are sold. Foreign governments may withhold taxes from dividends or interest paid. Such taxes lower a fund's net asset value.

         Investing in Emerging Markets Risk. The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom, for example. Settlement of securities trades may be subject to extended delays, so that a fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less developed trading markets and exchanges, which may affect liquidity, so that a fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of a fund's portfolio holdings and, therefore, its net asset value. Emerging market countries may have relatively unstable governments. In such an environment the risk of nationalization of business or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances. The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership that may limit or eliminate the fund's opportunities to acquire desirable securities. Historically, the Acquiring Fund has invested a greater percentage of its assets in emerging markets than the Acquired Fund.

         INVESTMENT LIMITATIONS. Neither the Acquired Fund nor the Acquiring Fund may change its fundamental investment limitations without the affirmative vote of the holders of a majority of its outstanding voting securities (as defined in the 1940 Act). However, investment limitations that are not fundamental policies may be changed by the ARK Funds' Board of Trustees or the Board of Directors of Govett Funds, as the case may be, and without shareholder approval. The investment limitations of the Acquired Fund and the Acquiring Fund are similar, but not identical. For additional information regarding the investment limitations of the Acquired Fund and the Acquiring Fund, see their respective statements of additional information and the Acquiring Fund's prospectus. Below are certain investment limitations that apply to the Acquired Fund and the Acquiring Fund.

         Diversification. Neither the Acquiring Fund nor the Acquired Fund may purchase any securities which would cause more than 25% of the total assets of such fund to be invested in the securities of companies whose principal business activities are in the same industry. With respect to 75% of its assets, neither fund may invest in securities of any one issuer if immediately after, and as a result of such investment, more than 5% of the total assets of the fund, taken at market value, would be invested in the securities of such issuer. These limitations do not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Each of these policies is a fundamental policy of the funds. As a fundamental policy, neither the Acquiring Fund nor the Acquired Fund may acquire more than 10% of the voting securities of any one issuer (except, with respect to the Acquired Fund, for securities issued or guaranteed by the United States, its agencies or instrumentalities).

         Loans. As a fundamental policy, neither the Acquiring Fund nor Acquired Fund may make loans, except that a fund may under certain and similar conditions
(a) purchase or hold debt instruments; (b) enter into repurchase agreements; and
(c) engage in securities lending.


         Restricted and Illiquid Securities and Warrants. As a non-fundamental policy, the Acquired Fund may not invest more than 15% of its net assets in securities restricted as to resale or in illiquid securities. The Acquiring Fund as a non-fundamental policy, may not invest more than 5% of its net assets in securities restricted as to resale or illiquid securities. The Acquired Fund, as a non-fundamental policy, may not purchase a security if, as a result, more than 10% of that fund's net assets would be invested in warrants, or more than 2% of its assets would be invested in warrants not listed on the American Stock Exchange or the New York Stock Exchange. The Acquiring Fund may not invest in any security if, as a result of such investment, more than 5% of its net assets would be invested in warrants or more than 2% of its net assets would be invested in warrants not listed on the American Stock Exchange or New York Stock Exchange.

         Issuing Senior Securities or Borrowing Money. Neither the Acquiring Fund nor the Acquired Fund may borrow or issue senior securities. The funds may under limited conditions (a) borrow money from banks and may enter into reverse repurchase agreements and (b) borrow money or pledge assets in an amount not to exceed 33 1/3% of its total assets for temporary or emergency purposes. Each of these policies are fundamental. Neither the Acquiring Fund nor the Acquired Fund will purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets. This policy is fundamental to the Acquiring Fund and non-fundamental to the Acquired Fund.

         OTHER INFORMATION. ARK Funds and Govett Funds are registered as open-end management investment companies under the 1940 Act. Currently ARK Funds offers twenty-one investment portfolios (including the Acquired Fund) and Govett Funds offers six investment portfolios (including the Acquiring Fund).

         ARK Funds is organized as a Massachusetts business trust and is subject to the provisions of its declaration of trust and bylaws. Govett Funds is organized as a Maryland corporation and is subject to the provisions of its charter and bylaws.

         Shares of ARK Funds and Govett Funds: (i) are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held; (ii) will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when class voting is permitted by the respective boards of trustees/directors; and (iii) are entitled to participate equally in the dividends and investment income and in the net distributable assets of the respective class and series of such fund on liquidation. In addition, shares of ARK Funds and Govett Funds have no preemptive rights and only such conversion and exchange rights as the respective boards may grant in their discretion. When issued for payment as described in their prospectuses, shares of the Acquired Fund and the Acquiring Fund are fully paid and non-assessable, except, in the case of the Acquired Fund, as required under Massachusetts law.* Neither ARK Funds nor Govett Funds is required under applicable law to hold annual shareholder meetings and each intends to do so only if required by the 1940 Act. Shareholders have the right to remove trustees/directors. To the extent required by law, ARK Funds and Govett Funds will assist in shareholder communications in such matters.

         The foregoing is only a summary. Shareholders may obtain copies of the declaration of trust and bylaws of ARK Funds or the charter and bylaws of Govett Funds upon written request at the addresses shown on the cover page of this Prospectus/Proxy Statement.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

         ARK Funds and Govett Funds have entered into the Reorganization Agreement which provides that the Acquired Fund is to be acquired by the Acquiring Fund. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A to this Prospectus/Proxy Statement.

         DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides that on the Closing Date (as defined in the Reorganization Agreement), the Acquiring Fund will acquire the assets and assume the stated liabilities of the Acquired Fund. In exchange for the transfer of assets and assumption of stated liabilities of the Acquired Fund, Govett Funds will issue to the Acquired Fund, at the Closing, a number of full and fractional Institutional Class shares of the Acquiring Fund. The number of shares so issued will have an aggregate net asset

----------

* Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the declaration of trust of ARK Funds disclaims shareholder liability for acts or obligations of ARK Funds and requires notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by ARK Funds or its trustees. The declaration of trust also provides for indemnification out of the trust property for losses and expenses of any shareholder held personally liable for the obligations of the trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is ineffectual and the trust itself would be unable to meet its obligations.

value equal to the value of the net assets of the Acquired Fund. In determining the value of the assets of the Acquired Fund, each security will be priced in accordance with the policies and procedures of the Acquiring Fund as described in its then current prospectus and statement of additional information and in accordance with applicable provisions of the 1940 Act.

         The Reorganization Agreement provides that the Acquired Fund will declare a dividend on or prior to the Closing Date in order to distribute to its shareholders all of its investment company taxable income earned, and all of its net capital gains realized, up to and including the Closing Date.

         The Acquired Fund will liquidate and distribute pro rata to its shareholders within two business days after the Closing Date the Acquiring
Fund shares to be received by the Acquired Fund at the Closing. All of the issued and outstanding shares of the Acquired Fund will then be canceled on the books of ARK Funds and will thereafter represent only the right to receive Institutional Class shares of the Acquiring Fund, and the Acquired Fund's transfer books will be closed permanently. After the Closing Date, the Acquired Fund will not conduct any business other than related to its termination and ARK Funds will effect the termination of the Acquired Fund.

         The expenses incurred by ARK Funds and Govett Funds in connection with the Reorganization will be borne by First Maryland Bancorp.

         The consummation of the Reorganization is subject to certain conditions. The Reorganization will be contingent upon the approval of the Reorganization Agreement and the transactions contemplated thereby by the shareholders of the Acquired Fund. In addition, the Reorganization will be contingent upon: (a) the receipt of certain legal opinions described in the Reorganization Agreement (see Appendix A attached hereto); (b) the continuing accuracy of the representations and warranties in the Reorganization Agreement; and (c) the performance in all material respects of the agreements in the Reorganization Agreement. If these conditions are satisfied, the Closing Date of the Reorganization is expected to be July 24, 1998.

         ARK Funds and Govett Funds may mutually agree to terminate the Reorganization Agreement at or prior to the Closing Date. In addition, either ARK Funds or Govett Funds may waive the other party's breach of a provision or failure to satisfy a condition of the Reorganization Agreement.

         The Board of Trustees of ARK Funds has determined that the Reorganization is in the best interests of the Acquired Fund and its shareholders and has approved of the Reorganization Agreement. In approving the Reorganization Agreement and the transactions contemplated thereby, the board considered the following factors, among others: (a) the similarity of the investment objectives and policies of the Acquired Fund and the Acquiring Fund;
(b) the fact that the investment advisers of the Acquired Fund and the Acquiring Fund are under common control; (c) the fact that shareholder interests would not be diluted in the Reorganization; (d) the status of the Reorganization as a tax-free reorganization; and (e) that combining the assets of the Acquired Fund with the Acquiring Fund would result in more efficient operations.

         After consideration of the foregoing factors and other relevant information, the Board of Trustees of ARK Funds unanimously approved the Reorganization Agreement and directed that it be submitted to the shareholders for approval. THE BOARD RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY.

         At a meeting held on January 27, 1998 the Board of Directors of Govett Funds approved the Reorganization Agreement, finding that the of the Reorganization is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

         CAPITALIZATION. Because the Acquired Fund will be combined in the Reorganization with the Acquiring Fund, the total capitalization of the Acquiring Fund after the Reorganization is expected to be greater than the current capitalization of the Acquired Fund. The following table sets forth as of December 31, 1997: (a) the capitalization of the Acquired Fund and the Acquiring Fund, and (b) the pro forma capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization. If consummated, the capitalizations of the Acquired Fund and Acquiring Fund are likely to be different at the Closing Date as a result of daily share purchase and redemption activity.



                                                                                                               Pro Forma
                             ARK International       ARK International         Govett International         Govett International
                             Equity Portfolio         Equity Portfolio              Equity Fund                 Equity Fund
                              (Retail Class)       (Institutional Class)     (Institutional Class)(1)     (Institutional Class)(1)
                              --------------       ---------------------     ------------------------     ------------------------
Total Net Assets                  772,095                2,482,955                      124                      3,255,174

Shares Outstanding                 76,706                  246,354                       11                        297,276

Net Asset Value                     10.07                    10.08                    10.95                          10.95
Per Share

------------------

(1) The information shown for the Govett International Equity Fund reflects amounts for the Institutional Class only. The aggregate total net assets for the Govett International Equity Fund and Pro Forma Govett International Equity Fund are $13,952,347 and $17,207,397, respectively.

         FEDERAL INCOME TAX CONSEQUENCES. The consummation of the Reorganization is conditioned upon the receipt of an opinion of Piper & Marbury L.L.P. substantially to the effect that for federal income tax purposes: (a) the transfer of the assets of the Acquired Fund, and the assumption by the Acquiring Fund of the stated liabilities of the Acquired Fund, in exchange for Institutional Class shares of the Acquiring Fund, and the distribution of such shares to the shareholders of the Acquired Fund, as provided in the Reorganization Agreement, will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and, with respect to such reorganization, the Acquired Fund and the Acquiring Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(b) no gain or loss will be recognized by the Acquired Fund as a result of such transactions; (c) no gain or loss will be recognized by the Acquiring Fund as a result of such transactions; (d) no gain or loss will be recognized by the shareholders of the Acquired Fund on the distribution to them by the Acquired Fund of Institutional Class shares of the Acquiring Fund in exchange for their Acquired Fund shares of any class; (e) the adjusted tax basis of Acquiring fund shares received by each shareholder of the Acquired Fund will be the same as the aggregate basis of the shareholder's Acquired Fund shares immediately prior to the transaction; (f) the adjusted tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund in the hands of the Acquired Fund immediately prior to the exchange; (g) a shareholder's holding period for Acquiring Fund shares will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as a capital asset; and (h) the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund will include the period for which such assets were held by the Acquired Fund.

         ARK Funds and Govett Funds have not sought a tax ruling from the Internal Revenue Service (the "IRS"), but are acting in reliance upon the opinion of counsel discussed above. In rendering their opinion, such counsel will rely as to certain factual matters on certificates of officers of ARK Funds and Govett Funds. The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.


                     INFORMATION RELATING TO VOTING MATTERS

         GENERAL INFORMATION. This Prospectus/Proxy Statement is being provided in connection with the solicitation of proxies by the Board of Trustees of ARK Funds in connection with the Meeting. Solicitation of proxies will occur principally by mail, but officers and service contractors of ARK Funds may also solicit proxies by telephone, telegraph, or personal interview. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to ARK Funds a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

         Only shareholders of the Acquired Fund of record at the close of business on June 5, 1998 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted: 78,001.347 Retail Class shares and 458,897.847 Institutional Class shares of the Acquired Fund. Each share or fractional share is entitled to one vote or fraction thereof.

         If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. For information on adjournments of the Meeting, see "Quorum" below.

         SHAREHOLDER APPROVAL. The Reorganization Agreement (and the transactions contemplated thereby) are being submitted for approval at the Meeting in accordance with the provisions of the declaration of trust and bylaws of ARK Funds. Under the declaration of trust, the Reorganization must be approved by a "Majority Shareholder Vote" of the Acquired Fund, which means the vote (a) of 67% or more of the shares of the Acquired Fund present at the Meeting, if the holders of more than 50% of the shares of the Acquired Fund are present in person or represented by proxy, or (b) of more than 50% of the shares of the Acquired Fund, whichever is the less.

         In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted in determining whether a quorum is present for purposes of convening the Meeting. With respect to the Reorganization, abstentions and broker non-votes will have the same effect as votes cast against the proposal.

         The vote of the shareholders of the Acquiring Fund is not being solicited because their approval or consent is not necessary for the Reorganization to be consummated.

         As of June 5, 1998, First National Bank of Maryland ("First National") and its affiliates held of record, but not beneficially, 14.53% of the shares of the Acquired Fund.

         As of June 5, 1998, the following persons beneficially owned of record 5% or more of the shares of the Acquired Fund:

                                                                Percentage of
                      Name/Address                            Outstanding Shares
                      ------------                            ------------------
           AIB Investment Managers Limited                        85.4 %
           for the benefit of the Sisters of
           St. Joseph of Orange
           c/o Orla Kavanah
           AIB Investment Managers Limited
           Investment House
           Percy Place
           Dublin 4, Ireland

         As of June 5, 1998, the trustees and officers of ARK Funds, as a group, owned less than 1% of the outstanding shares of the Acquired Fund.

         Upon consummation of the Reorganization, First National and the above-mentioned 5% shareholders of the Acquired Fund will own the following percentage of shares of the Acquiring Fund:

                                                                Percentage of
                      Name/Address                            Outstanding Shares
                      ------------                            ------------------
           First National                                           4.46%

           AIB Investment Managers Limited                         26.12%
           for the benefit of the Sisters
           of St. Joseph of Orange
           c/o Orla Kavanah


         As of June 5, 1998, the following persons beneficially owned of record 5% or more of the shares of the Acquiring Fund:


                    Name/Address                                    Shares Owned
                    ------------                                    ------------
           Michael E. Pichichero                                        5.96%
           c/o Devon Securities
           250 Mill Street
           Rochester, New York 14614


         As of June 5, 1998, the directors and officers of Govett Funds, as a group, owned less than 1% of the outstanding shares of the Acquiring Fund.

         Upon consummation of the Reorganization, the above-mentioned holders of the Acquiring Fund will own the following percentages of shares of the Acquiring
Fund:

                                                                Percentage of
                      Name/Address                            Outstanding Shares
                      ------------                            ------------------
           Michael E. Pinchichero                                    4.14%
           c/o Devon Securities
           250 Mill Street
           Rochester, New York 14614


         QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote in favor of such adjournments if they determine that adjournment and additional solicitation is reasonable and in the best interest of shareholders of the Acquired Fund. A quorum is constituted by the presence in person or by proxy of the holders of more than 50% of the shares of the Acquired Fund entitled to vote at the Meeting.

         ANNUAL MEETINGS. ARK Funds does not intend to hold annual meetings of shareholders for the election of trustees and other business unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the purpose of electing trustees. Shareholders have the right to call a meeting of shareholders to consider the removal of one or more trustees or to act on other matters, and such meetings will be called when requested in writing by the holders of record of 10% or more of ARK Funds' outstanding shares. To the extent required by law, ARK Funds will assist in shareholder communications on such matters.


                 ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

         Additional information about the Acquiring Fund is included in the Prospectus of Govett Funds which accompanies this Prospectus/Proxy Statement and is incorporated by reference herein. Additional information may also be obtained from the Statement of Additional Information of Govett Funds and the Annual Report for the fiscal year ended December 31, 1997, which have been filed with the SEC. Copies of the Statement of Additional Information and Annual Report may be obtained without charge by calling 1-800-821-0803. Govett Funds is subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements files reports, proxy statements, and other information with the SEC. These materials may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Offices at 7 World Trade Center, 13th Floor, New York, New York 10048 and at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material may also be obtained from the Public Reference Section, 450 Fifth Street, N.W., Washington, D.C. at rates prescribed by the SEC or from the SEC's Web site (http://www.sec.gov).


                 ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND

         Additional information about the Acquired Fund is included in the Retail Class and Institutional Class Prospectuses of ARK Funds which are incorporated by reference herein. Additional information may also be obtained from the Statement of Additional Information of ARK Funds, the Annual Report for the fiscal year ended April 30, 1997, and the Semi-Annual Report for the six months ended October 31, 1997, which have been filed with the SEC. Copies of the Prospectuses, Statement of Additional Information, Annual Report, and Semi-Annual Report may be obtained without charge by calling ARK Funds at 1-800-ARK-FUND. ARK Funds is subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements files reports, proxy statements, and other information with the SEC. These materials may be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Offices at 7 World Trade Center, 13th Floor, New York, New

York 10048 and at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material may also be obtained from the Public Reference Section, 450 Fifth Street, N.W., Washington, D.C. at rates prescribed by the SEC or from the SEC's Web site (http://www.sec.gov).




                                 OTHER BUSINESS

         The Board of Trustees of ARK Funds knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.




                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to ARK Funds in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning 1-800-ARK-FUND.

                                   *    *    *

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                      Appendix A

                      AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") made as of May 27, 1998, by and between The Govett Funds, Inc., a Maryland corporation ("Govett Funds"), for and on behalf of Govett International Equity Fund (the "Acquiring Fund") and ARK Funds, a Massachusetts business trust ("ARK Funds"), for and on behalf of the ARK International Equity Portfolio (the "Acquired Fund").

                              W I T N E S S E T H:

         WHEREAS, the parties hereto desire that the assets and stated liabilities of the Acquired Fund be transferred to, and be acquired and assumed by, the Acquiring Fund in exchange for shares of the Acquiring Fund which shall thereafter be distributed to the shareholders of the Acquired Fund, all upon the terms and conditions hereinafter set forth (the "Reorganization"); and

         WHEREAS, the parties intend that, in connection with the Reorganization, the Acquired Fund will be terminated as described in this Agreement; and

         WHEREAS, the parties wish to enter into a definitive agreement setting forth the terms and conditions of the foregoing transactions and to adopt this Agreement as a "plan of reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

         NOW, THEREFORE, in consideration of the respective representations, warranties, covenants and agreements set forth herein, the parties hereto agree as follows:


                                    ARTICLE I

              TRANSFER OF ASSETS IN EXCHANGE FOR SHARES; ASSUMPTION
                  OF LIABILITIES; LIQUIDATION OF ACQUIRED FUND

         Subject to the terms and conditions of this Agreement, the parties agree to effect the following transactions in respect of the Reorganization:

         1.1 Transfer of Acquired Fund Assets; Issuance of Acquiring Fund Shares. At the Closing (as defined in Section 1.5), the Acquired Fund shall transfer to the Acquiring Fund all of the assets of the Acquired Fund, in exchange for and against delivery of a number of Institutional Class shares (including fractional shares) of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund so transferred (the "Acquiring Fund Shares"), in each case determined and adjusted as provided in Section 1.3, and the assumption of the stated liabilities of the Acquired Fund as provided in Section 1.4. Portfolio securities of the Acquired Fund shall be delivered to The Chase Manhattan Bank, the custodian for the Acquiring

Fund (the "Custodian"), on the Closing Date (as defined in Section 1.5), duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary stock transfer stamps, if any, or a check for the appropriate purchase price thereof. If the Acquired Fund shall be unable to make timely delivery of any portfolio securities as herein required, the Acquiring Fund may, in the exercise of its reasonable discretion, waive such delivery, provided that the Acquired Fund has timely delivered such documents, including assignment and escrow agreements, due bills, confirmation slips and the like, as may reasonably be requested by the Acquiring Fund and the Custodian. Cash of the Acquired Fund shall be delivered by the Acquired Fund on the Closing Date and shall be in the form of currency or a wire transfer in federal funds, payable to the order of "The Chase Manhattan Bank, as custodian for The Govett Funds, Inc." At the Closing, the Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares credited to the account of the Acquired Fund, or provide satisfactory evidence that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. It is expressly agreed that no sales charge will be imposed upon issuance of the Acquiring Fund Shares or their distribution to shareholders of the Acquired Fund as provided in Section 1.6.

         1.2 Acquired Fund Assets. The assets of the Acquired Fund to be acquired by the Acquiring Fund hereunder shall consist of all property of the Acquired Fund, including, without limitation, all cash, securities, commodities and futures interests, dividends or interest receivable, and any deferred or prepaid expenses shown as an asset on the statement of assets and liabilities of the Acquired Fund delivered pursuant to Section 2.5.

         1.3 Valuation. The value of the assets of the Acquired Fund to be acquired by the Acquiring Fund shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on the Closing Date, using the valuation policies and procedures set forth in the then-current prospectus and statement of additional information of the Acquiring Fund. The valuation of such assets shall be subject to review by the Acquired Fund and to such adjustments, if any, as may be agreed to by the Acquiring Fund. The aggregate net asset value of the Acquiring Fund Shares shall be computed using the net asset value per share of the Acquiring Fund as of the close of regular trading on the Exchange on the Closing Date. The share transfer books of the Acquired Fund shall be permanently closed as of the close of business on the business day immediately preceding the Closing Date and no transfer of shares of the Acquired Fund shall thereafter be made on such books. The Acquired Fund shall only accept purchase orders or redemption requests received prior to the close of regular trading on the Exchange on the business day immediately preceding the Closing Date; purchase orders or redemption requests received thereafter shall be deemed to be orders to purchase or requests for redemption of shares of the Acquiring Fund, as the case may be, and shall be executed at the net asset value per share determined as set forth in the then-current prospectus and statement of additional information of the Acquiring Fund, provided that the Reorganization is consummated.

         1.4 Acquired Fund Liabilities. At the Closing, the Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves of the Acquired Fund reflected on the statement of assets and liabilities of the Acquired Fund delivered pursuant to Section 2.5. The Acquiring

Fund shall assume only such liabilities of the Acquired Fund and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued.

         1.5 Closing; Closing Date. The closing of the Reorganization shall take place beginning after 5:30 p.m. on July 24, 1998, at the offices of Piper & Marbury L.L.P., 36 South Charles Street, Baltimore, Maryland, or at such other time and place as may be agreed upon by the parties. In the event that on such date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the assets of the Acquired Fund or the aggregate net asset value of the Acquiring Fund Shares is impractical, the Reorganization shall be postponed until the business day next following the day on which trading shall have been fully resumed and reporting shall have been restored, or such other day as may be agreed upon by the parties. The closing of the Reorganization is referred to herein as the "Closing" and the date on which the Closing shall take place is referred to herein as the "Closing Date."

         1.6 Distribution of Acquiring Fund Shares. As soon after the Closing as is conveniently practicable, and in any event within two business days thereafter, the Acquired Fund shall distribute pro rata to its shareholders of record as of the close of business on the business day immediately preceding the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by it hereunder. The Acquired Fund shall accomplish such distribution by delivering a written instruction, signed by the principal executive officer of ARK Funds and certified by an authorized signatory of State Street Bank and Trust Company, the transfer agent of ARK Funds, to FPS Services, Inc., the transfer agent of Govett Funds (the "Transfer Agent"), directing the Transfer Agent to open accounts on the books of the Acquiring Fund in the names of the Acquired Fund Shareholders and transfer to such accounts the respective pro rata interest, in full and fractional (to three decimal places) shares, of each such shareholder in the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund. The Acquiring Fund agrees to instruct the Transfer Agent to comply with such instruction. All issued and outstanding shares of the Acquired Fund and all certificates, if any, indicating ownership of such shares shall simultaneously be canceled on the books of the Acquired Fund, although from and after the Closing each certificate which theretofore represented shares of the Acquired Fund shall evidence ownership of the Acquiring Fund Shares on the basis hereinabove set forth. No redemption or repurchase of any Acquiring Fund Shares credited to Acquired Fund Shareholders and represented by unsurrendered certificates shall be permitted until such certificates have been surrendered for cancellation. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such distribution. Promptly after the distribution described above, the Acquiring Fund shall cause appropriate notification to be mailed to the Acquired Fund Shareholders informing each such shareholder of the number of Acquiring Fund Shares credited to his account and confirming the registration thereof in his name. All distributions on the Acquiring Fund Shares shall be paid to the Acquired Fund Shareholders in cash or invested in additional shares of the Acquiring Fund at the net asset thereof on the respective payment dates in accordance with instructions previously given by such shareholders to the transfer agent of ARK Funds; provided that such instructions have been given to the Transfer Agent and such instructions are consistent with the current prospectus and statement of additional information of the Acquiring Fund.

         1.7 Payment of Transfer Taxes. Govett Funds shall not be liable for any transfer taxes payable upon the issuance of Acquiring Fund Shares, nor shall it be required to issue any Acquiring Fund Shares in a name other than the name of an Acquired Fund Shareholder unless all transfer taxes payable upon issuance of such shares have been paid.

         1.8 Liquidation, Termination of Acquired Fund. As soon as conveniently practicable after the distribution required pursuant to Section 1.6 has been made, ARK Funds shall, in accordance with applicable law, make all filings and take all such other action as may be necessary to effect a complete liquidation and termination of the Acquired Fund.

         1.9 Reporting. Any reporting obligation of the Acquired Fund is and shall remain the responsibility of ARK Funds up to and including the Closing Date and such later dates on which the Acquired Fund is terminated and ARK Funds is deregistered under the Investment Company Act of 1940, as amended (the "1940 Act").


                                   ARTICLE II

                            COVENANTS AND AGREEMENTS

         2.1 Conduct of Business. After the date of this Agreement and on or prior to the Closing Date, the Acquired Fund and the Acquiring Fund will conduct their respective businesses only in the ordinary course, it being understood that such ordinary course of business shall include the declaration and payment of customary dividends and distributions.

         2.2 Shareholders' Meeting. ARK Funds shall call, convene and hold a meeting of shareholders of the Acquired Fund as soon as practicable in accordance with applicable law, for the purpose of approving this Agreement and the transactions herein contemplated, and for such other purposes as may be necessary or desirable, and the trustees of the ARK Funds shall, subject to the exercise of their fiduciary duties, recommend a favorable vote thereon. ARK Funds shall solicit the proxies of shareholders of the Acquired Fund to vote on the matters to be acted upon at such meeting.

         2.3 Registration Statement; Prospectus/Proxy Statement. ARK Funds shall prepare preliminary proxy materials to be filed with the Securities and Exchange Commission (the "Commission") under the Securities Exchange Act of 1934, as amended (the "1934 Act"), relating to the meeting of shareholders referred to in
Section 2.2, in the form of a prospectus/proxy statement and related statement of additional information included in the registration statement on Form N-14 of Govett Funds filed with the Commission under the Securities Act of 1933, as amended (the "1933 Act"), in connection with this Agreement. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the "Registration Statement." The prospectus/proxy statement and related statement of additional information in the form first filed with the Commission pursuant to Rule 497(c) under the 1933 Act is referred to herein as the "Prospectus/Proxy Statement." ARK Funds and Govett Funds will each use its best efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practicable and agree to cooperate in such efforts. Upon effectiveness of the Registration Statement, ARK Funds will cause the Prospectus/Proxy Statement to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions herein contemplated at least 20 business days prior to the date of the shareholders meeting called pursuant to Section 2.2 in accordance with applicable law.

         2.4 Information. Throughout the period prior to the Closing, ARK Funds and Govett Funds shall furnish to one another, and the other's accountants, legal counsel and other representatives, all such information concerning the Acquired Fund or the Acquiring Fund and their businesses and properties as may reasonably be requested by the other, or by such representatives.

         2.5 Financial Statements. At the Closing, ARK Funds shall deliver to Govett Funds a statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of the Closing Date, together with related statement of operations and statement of changes in net assets for the period commencing on May 1, 1998 and ending on the Closing Date. These financial statements shall be prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements. ARK Funds shall also deliver to Govett Funds on or before the Closing Date the detailed tax-basis accounting records for each security to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the bases used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund. As promptly as practicable thereafter, ARK Funds shall furnish Govett Funds, in such form as is reasonably satisfactory to Govett Funds, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, which statement shall be certified by the treasurer of ARK Funds.

         2.6 Final Dividend. On or before the Closing Date, ARK Funds shall declare and pay a dividend or dividends on the shares of the Acquired Fund which, together with all previous dividends, shall have the effect of distributing to shareholders of the Acquired Fund all of the Acquired Fund's investment company taxable income for the final taxable period of the Acquired Fund (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in the final taxable period of the Acquired Fund (after reduction for any capital loss carry-forward).

         2.7 Other Necessary Action. ARK Funds and Govett Funds shall each take all necessary corporate or other action and use its best efforts to complete all filings and obtain all governmental and other consents and approvals required for consummation of the transactions contemplated by this Agreement.

                                   ARTICLE III

                         REPRESENTATIONS AND WARRANTIES

         3.1 Representations and Warranties of ARK Funds. ARK Funds hereby represents and warrants to Govett Funds as follows:

         (a) ARK Funds is a business trust duly organized and validly existing in good standing under the laws of the Commonwealth of Massachusetts and has full corporate power to conduct its business as it is now being conducted and to own the properties and assets it now owns. ARK Funds is qualified to transact business as a foreign corporation in all jurisdictions in which it conducts any business or owns any properties or assets, except where the failure to be so qualified does not cause a material adverse effect on the Acquired Fund.

         (b) ARK Funds is registered with the Commission pursuant to Section 8 of the 1940 Act as an open-end management investment company.

         (c) The audited financial statements of the Acquired Fund for the fiscal year ended April 30, 1998, delivered to Govett Funds by ARK Funds have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements, and fairly present the financial position and results of operations of the Acquired Fund at the dates of such statements and for the periods covered thereby.

         (d) Since April 30, 1998, the Acquired Fund has not incurred any material liabilities or obligations, direct or contingent, or entered into any material transactions, not in the ordinary course of business, and there has not been any material adverse change, or any development involving a prospective material adverse change, in the condition (financial or other), earnings, business or properties of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course ).

         (e) There is no litigation, proceeding or governmental investigation pending or, to the knowledge of ARK Funds, threatened against or relating to the Acquired Fund, the properties or business of the Acquired Fund, or this Agreement.

         (f) The Acquired Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. All federal and other tax returns and reports of the Acquired Fund required by law to have been filed with the proper taxing authority have been filed with the proper taxing authority, and all federal and other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and, to ARK Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

         (g) KPMG Peat Marwick LLP, who have certified the financial statements of the Acquired Fund to be filed with the Commission as part of the Registration Statement, are, to the knowledge of ARK Funds, independent public auditors as required by the 1933 Act and the rules and regulations of the Commission thereunder.

         (h) ARK Funds has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Acquired Fund. The execution, delivery and performance of this Agreement by ARK Funds, and the consummation of the transactions contemplated hereby, have been duly authorized by its board of trustees, and this Agreement constitutes a valid and legally binding obligation of ARK Funds, enforceable against ARK Funds in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity. No other proceedings on the part of the ARK Funds or the shareholders of the Acquired Fund (other than as contemplated in Section 4.1(a)) are necessary to authorize this Agreement and the transactions contemplated hereby.

         (i) ARK Funds is not in default under any agreement, lease, contract, indenture, or other instrument or obligation to which it is a party or by which it or any of its properties or assets are bound and which default is of material significance in respect of the business or financial condition of the Acquired Fund. The execution and delivery of this Agreement, the consummation of the transactions herein contemplated and the fulfillment of the terms hereof will not conflict with or violate or result in a breach of any of the terms or provisions of, or constitute a default under, any agreement or other instrument to which ARK Funds is a party, or the declaration of trust or bylaws of ARK Funds, or any statute, order, rule or regulation of any court or of any governmental or other regulatory body having jurisdiction, applicable to the Acquired Fund.

         (j) ARK Funds has good and marketable title to the assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement, and, subject to the approval of shareholders of the Acquired Fund, has full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the transfer thereof, except as disclosed to Govett Funds prior to the Closing.

         (k) Neither ARK Funds nor, to the knowledge of ARK Funds, any Acquired Fund Shareholder has any present intention of redeeming or otherwise disposing of the Acquiring Fund Shares after the Closing Date, except as provided pursuant to and in accordance with the terms of this Agreement.

         (l) No authorization, consent or approval of any governmental or other public body or authority or any other person is necessary for the execution and delivery of this Agreement by ARK Funds on behalf of the Acquired Fund or the consummation of any transactions contemplated hereby by ARK Funds, other than as shall be obtained at or prior to the Closing.

         3.2 Representations and Warranties of Govett Funds. Govett Funds hereby represents and warrants to ARK Funds as follows:

         (a) Govett Funds is a corporation duly organized and validly existing in good standing under the laws of the State of Maryland and has corporate power to conduct its business as it is now being conducted and to own the properties and assets it now owns. Govett Funds is qualified to transact business in all jurisdictions in which it conducts any business or owns any properties or assets, except where the failure to be so qualified does not cause a material adverse effect on the Acquiring Fund.

         (b) Govett Funds is registered with the Commission pursuant to Section 8 of the 1940 Act as an open-end management investment company.

         (c) The authorized capitalization of Govett Funds consists of 3,000,000,000 shares of Common Stock, par value $.00001 per share, of which 250,000,000 shares have been classified as a series designated the Govett International Fund and further classified as Class A, Class B, Institutional Class and Class D shares of such series. All of the issued and outstanding shares of the Acquiring Fund have been duly and validly issued and are fully paid and non-assessable. The Acquiring Fund Shares to be issued and delivered pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable.

         (d) The current prospectus and statement of additional information of the Acquiring Fund comply in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder and do not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) The audited financial statements for the fiscal year ended December 31, 1997 of the Acquiring Fund delivered to ARK Funds by Govett Funds have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements, and fairly present the financial position and results of operations of the Acquiring Fund at the dates of such statements and for the periods covered thereby.

         (f) Since January 1, 1998, the Acquiring Fund has not incurred any material liabilities or obligations, direct or contingent, or entered into any material transactions, not in the ordinary course of business, and there has not been any material adverse change, or any development involving a prospective material adverse change, in the condition (financial or other), earnings, business or properties of the Acquiring Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course).

         (g) There is no litigation, proceeding or governmental investigation pending or, to the knowledge of Govett Funds, threatened against or relating to the Acquiring Fund, the properties or business of the Acquiring Fund, or this Agreement.

         (h) The Acquiring Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. All federal and other tax returns and reports of the Acquiring Fund required by law to have been filed with the proper taxing authority have been filed with the proper taxing authority, and all federal and other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and, to Govett Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

         (i) Coopers & Lybrand L.L.P., who have certified the financial statements of the Acquiring Fund to be filed with the Commission as part of the Registration Statement, are, to the knowledge of Govett Funds, independent public auditors as required by the 1933 Act and the rules and regulations of the Commission thereunder.

         (j) Govett Funds has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Acquiring Fund. The execution, delivery and performance of this Agreement by Govett Funds, and the consummation of the transactions contemplated hereby, have been duly authorized by its board of directors, and this Agreement constitutes a valid and legally binding obligation of Govett Funds, enforceable against Govett Funds in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity. No other proceedings on the part of Govett Funds are necessary to authorize this Agreement and the transactions contemplated hereby.

         (k) Govett Funds is not in default under any agreement, lease, contract, indenture, or other instrument or obligation to which it is a party or by which it or any of its properties or assets are bound and which default is of material significance in respect of the business or financial condition of the Acquiring Fund. The consummation of the transactions herein contemplated and the fulfillment of the terms hereof will not conflict with or violate or result in a breach of any of the terms or provisions of, or constitute a default under, any agreement or other instrument to which Govett Funds is a party, or the charter or by-laws of Govett Funds, or any statute, order, rule or regulation of any court or of any governmental or other regulatory body having jurisdiction applicable to the Acquiring Fund.

         (l) No authorization, consent or approval of any governmental or other public body or authority or any other person is necessary for the execution and delivery of this Agreement by Govett Funds on behalf of the Acquiring Fund or the consummation of any transactions contemplated hereby by Govett Funds, other than as shall be obtained at or prior to the Closing.


                                   ARTICLE IV

                              CONDITIONS PRECEDENT

         4.1 Conditions Precedent to Obligations of ARK Funds. The obligations of ARK Funds to consummate the Reorganization shall be subject, at its election, to the performance by Govett Funds of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         (a) This Agreement and the transactions contemplated hereby shall have been duly approved by the requisite affirmative vote of the shareholders of the Acquired Fund.

         (b) Govett Funds shall have furnished to ARK Funds a certificate of Govett Funds, signed by the principal executive officer and the principal financial officer of Govett Funds, dated the Closing Date, to the effect that:

                    (i) the representations and warranties of Govett Funds in this Agreement are true and correct in all material respects on and as of the Closing Date with the same effect as if made on the Closing Date (except representations and warranties that speak to a specific date, which shall be true and correct as of such date) and Govett Funds has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing;

                    (ii) since the date of the most recent financial statements of the Acquiring Fund included in the Registration Statement, there has been no material adverse change in the condition (financial or other), earnings, business or properties of the Acquiring Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course, except as set forth in or contemplated in the Registration Statement; and

                    (iii) The Registration Statement and Prospectus/Proxy Statement comply in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder; and the Prospectus/Proxy Statement (and any supplement thereto) does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that Govett Funds makes no representations or warranties as to the information contained in or omitted from the Prospectus/Proxy Statement (or any supplement thereto) in reliance upon and in conformity with information relating to the Acquired Fund or ARK Funds and furnished to Govett Funds by ARK Funds specifically for use in connection with the Prospectus/Proxy Statement (or any supplement thereto).

                    (iv) the Registration Statement has become effective under the 1933 Act and no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or, to Govett Fund's knowledge, threatened.

         (c) Prior to the Closing Date, Govett Funds shall have furnished to ARK Funds such further information, certificates and documents, including certified copies of the proceedings of its board of directors, as ARK Funds may reasonably request.

         4.2 Conditions Precedent to Obligations of Govett Funds. The obligations of Govett Funds to consummate the Reorganization shall be subject, at its election, to the performance by ARK Funds of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         (a) ARK Funds shall have furnished to Govett Funds a certificate of ARK Funds, signed by the principal financial officer of ARK Funds, dated the Closing Date, to the effect that the unaudited financial statements of the Acquired Fund delivered to Govett Funds pursuant to

Section 2.5 have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements and fairly present the financial position and results of operations of the Acquired Fund at the dates of such statements and for the periods covered thereby.

         (b) ARK Funds shall have furnished to Govett Funds a certificate of ARK Funds, signed by the principal executive officer and the principal financial officer of ARK Funds, dated the Closing Date, to the effect that:

                    (i) the representations and warranties of ARK Funds in this Agreement are true and correct in all material respects on and as of the Closing Date with the same effect as if made on the Closing Date (except representations and warranties that speak to a specific date, which shall true and correct as of such date) and ARK Funds has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing; and

                    (ii) since the date of the most recent financial statements of the Acquired Fund included in the Registration Statement, there has been no material adverse change in the condition (financial or other), earnings, business or properties of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course, except as set forth in or contemplated in the Registration Statement.

                    (iii) The Prospectus/Proxy Statement will comply, on the date it became effective with the Securities and Exchange Commission and on the Closing Date, in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder; and the Prospectus/Proxy Statement (and any supplement thereto) does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that ARK Funds make no representations or warranties as to the information contained in or omitted from the Prospectus/Proxy Statement (or any supplement thereto) in reliance upon and in conformity with information relating to the Acquiring Fund or Govett Funds and furnished to ARK Funds by Govett Funds specifically for use in connection with the Prospectus/Proxy Statement (or any supplement thereto).

         (c) Govett Funds shall have received (i) a certificate of an authorized signatory of the Custodian stating that the portfolio securities, cash and other assets of the Acquired Fund have been delivered as provided in Section 1.1 and
(ii) a certificate of an authorized signatory of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage of ownership of the Acquiring Fund Shares to be distributed to each such shareholder as provided in Section 1.1.

         (d) Prior to the Closing Date, ARK Funds shall have furnished to Govett Funds such further information, certificates and documents, including certified copies of the proceedings of its board of trustees and shareholders, as Govett Funds may reasonably request.

         4.3 Other Conditions Precedent. The obligations of the parties hereto to consummate the Reorganization shall be subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

         (a) ARK Funds and Govett Funds shall have received a legal opinion or opinions from Piper & Marbury, L.L.P. satisfactory to the parties and their counsel, to the effect that, if the transactions contemplated by this Agreement are consummated in accordance with the terms hereof, for federal income tax purposes:

                    (i) the transfer by the Acquired Fund of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Acquiring Fund as herein provided, and the distribution of such shares to the shareholders of the Acquired Fund, as provided in this Agreement, will constitute a "reorganization" within the meaning of
         Section 368(a)(1) of the Code and each such Fund will be "a party to the reorganization" within the meaning of Section 368(b) of the Code;

                    (ii) no gain or loss will be recognized by the Acquired Fund on the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption of the stated liabilities of the Acquired Fund, and no gain or loss will be recognized by the Acquired Fund on the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders;

                    (iii) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption of the stated liabilities of the Acquired Fund;

                    (iv) the adjusted tax basis of each asset of the Acquired Fund in the hands of the Acquiring Fund will be the same as the adjusted tax basis of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                    (v) the holding period of each asset of the Acquired Fund in the hands of the Acquiring Fund will include the holding period of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                    (vi) no gain or loss will be recognized by the Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares (including fractional shares) by such shareholders, provided that such shareholders receive solely Acquiring Fund Shares (including fractional shares) in exchange for their shares of the Acquired Fund;

                    (vii) the adjusted basis of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will be the same as the adjusted tax basis of the shares of the Acquired Fund surrendered immediately prior to the Reorganization; and

                    (viii) the holding period of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will include the holding period of the shares of the Acquired Fund surrendered in exchange therefor, provided that such shares were held as a capital asset in the hands of the Acquired Fund Shareholder on the date of the exchange.

         (b) ARK Funds and Govett Funds shall have received a legal opinion or opinions, as may be mutually satisfactory to the parties and their counsel.

         (c) All state securities law and all other governmental approvals necessary or advisable in the opinion of counsel to consummate the transactions contemplated by this Agreement shall have been received and shall not contain any provision which is unduly burdensome.

         (d) No suit, action or other proceeding against ARK Funds or Govett Funds or their respective officers or directors/trustees shall be threatened or pending before any court or governmental agency in which it will be, or it is, sought to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.


                                    ARTICLE V

                                   TERMINATION

             5.1 Termination. This Agreement may be terminated and the transactions contemplated hereby abandoned any time prior to the Closing (notwithstanding any approval of this Agreement and the transactions herein contemplated by the shareholders of the Acquired Fund):

                  (i) by mutual written consent of the parties duly authorized by or on behalf of their respective boards of directors/trustees;

                  (ii) by either party at any time after September 30, 1998, if the Closing has not occurred on or prior to such date; or if there shall be any law or regulation that makes consummation of the transactions contemplated by this Agreement illegal or otherwise prohibited or if any judgment, injunction, order or decree enjoining a party from consummating the transactions herein contemplated is entered and such judgment, injunction, order or decree shall become final and nonappealable; or

                  (iii) by ARK Funds if the shareholders of the Acquired Fund shall have voted upon and not approved this Agreement and the transactions herein contemplated.

The party desiring to terminate this Agreement pursuant to clause (ii) or (iii) shall give notice of such termination to the other party in the manner specified in Section 6.1.


                                   ARTICLE VI

                                  MISCELLANEOUS

             6.1 Notices. All notices, requests and other communications to a party hereunder shall be in writing (including facsimile or similar writing), addressed to such party and given at or sent to the following address:

             (a)  in the case of Govett Funds:

                         The Govett Funds, Inc.
                         250 Montgomery Street, Suite 1200
                         San Francisco, CA  94104
                         Attention:  Secretary
                         Facsimile:  (415) 263-1880

             with a copy to:

                         Regina M. Pisa, P.C.
                         Goodwin, Procter & Hoar LLP
                         One Exchange Place
                         Boston, MA  02109-2881
                         Facsimile:  (617) 523-1231

             (b)  in the case of ARK Funds:

                         ARK Funds
                         One Freedom Valley Drive
                         Oaks, PA  19456
                         Attention:  Secretary
                         Facsimile:  (610) 676-1040

             with a copy to:

                         Alan C. Porter, Esq.
                         Piper & Marbury L.L.P.
                         1200 Nineteenth Street, N.W.
                         Washington, DC  20036-2430

                         Facsimile:  (202) 223-2085

or such other address or facsimile number as either party may hereafter specify for the purpose by notice to the other party. Each such notice, request or other communication shall be effective (i) if given by facsimile, when such facsimile is transmitted to the facsimile number specified in this Section 6.1 and the appropriate answer back is received, or (ii) if given by any other means, when delivered at the address specified in this Section 6.1.

         6.2 Amendments; Waivers. Any provision of this Agreement may be amended or waived prior to the Closing if, and only if, such amendment or waiver is in writing and signed, in the case of an amendment, by each party or, in the case of a waiver, by the party against which the waiver is to be effective; provided that after the adoption of this Agreement by the shareholders of the Acquired Fund, no such amendment or waiver shall, without the further approval of such shareholders, alter or change any of the terms or conditions of this Agreement if such alteration or change would adversely affect the shareholders of the Acquired Fund.

         6.3 Successors. The provisions of this Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns; provided that no party may assign, delegate or otherwise transfer any of its rights or obligations under this Agreement without the consent of the other party hereto.

         6.4 Broker's or Finder's Fees. The parties represent and warrant to each other that the transactions contemplated by this Agreement have been negotiated directly between them, without the intervention of any person as a result of any action by them in such a manner as to give rise to a valid claim for a brokerage commission, finder's fee or like payment.

         6.5 Expenses. The parties hereby acknowledge that First Maryland Bancorp will pay all expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses include, without limitation, (i) expenses associated with the preparation and filing of the Registration Statement; (ii) fees and expenses for registration or qualification of the Acquiring Fund Shares under the 1933 Act and state securities or "blue sky" laws; (iii) fees and disbursements of legal counsel and accountants; and
(iv) postage, printing and proxy solicitation costs.

         6.6 Governing Law. This Agreement shall be construed in accordance with and governed by the law of the State of Maryland.

         6.7 Survival. The covenants, agreements, representations and warranties of the parties contained herein shall not survive, and shall be extinguished by, the Closing.

         6.8 Counterparts. This Agreement may be signed in counterparts, each of which shall be an original, with the same effect as if the signatures thereto and hereto were upon the same instrument.

             6.9 Entire Agreement. This Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof and supersedes all prior agreements, understandings and negotiations, both written and oral, between the parties with respect to the subject matter of this Agreement. No representation, inducement, promise, understanding, condition or warranty other than as set forth herein has been made or relied upon by either party hereto.

             6.10 Captions. The captions herein are included for convenience of reference only and shall be ignored in the construction or interpretation hereof.

             6.11 Parties in Interest. Nothing expressed or implied herein is intended or shall be construed to confer upon any person, other than the parties hereto, any rights or remedies under or by reason of this Agreement or the transactions contemplated hereby.

             6.12 Limitation of Liability. (a) A copy of the declaration of trust of ARK Funds is on file with the Secretary of State of the Commonwealth of Massachusetts, and it is expressly agreed that this instrument is executed on behalf of ARK Funds by the officers thereof in such capacities, and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of ARK Funds personally, but are binding only upon the assets and property of ARK Funds.

             (b) The parties specifically acknowledge and agree that any liability under this Agreement, or in connection with the transactions herein contemplated hereby to the Acquiring Fund or the Acquired Fund, shall be discharged only out of the assets of the Acquiring Fund or Acquired Fund, as the case may be, and that no other series of Govett Funds or ARK Funds shall be liable with respect thereto.

*            *           *

             IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their respective authorized officers as of the day and year first above written.


                                        THE GOVETT FUNDS, INC.

ATTEST:

                                        By /s/ Colin Kreidewolf
/s/ Alice L. Shulman                       ------------------------------------
-------------------------                  Colin Kreidewolf
Alice L. Shulman                           Treasurer
Secretary

                                        ARK FUNDS


ATTEST:
                                        By  /s/ Lynda J. Striegel
/s/ Leslie Kondziela                       -----------------------------------
------------------------                    Lynda J. Striegel
                                            Vice President and Secretary

                                                                      Appendix B

                       ARRANGEMENTS WITH SERVICE PROVIDERS

         Acquired Fund

         AIB Investment Managers Limited ("AIBIM") serves as the investment adviser to the Acquired Fund and is entitled to receive an investment advisory fee, which are accrued daily and paid monthly, from the Acquired Fund at the annual rate described in the fee tables in the Prospectus/Proxy Statement; see "Comparative Fee Tables". See "Management" in the Prospectus of ARK Funds which is incorporated herein by reference for additional information regarding AIBIM.

         SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company, serves as the distributor for the shares of the Acquired Fund.

         Pursuant to the provisions of a distribution plan for the Retail Class of the Acquired Fund adopted in accordance with Rule 12b-1 under the 1940 Act, the Acquired Fund may pay a fee to its distributor of up to 0.75% of the average net assets of the Retail Class of the Acquired Fund. The Board of Trustees has approved a distribution fee rate for the Retail Class of the Acquired Fund of 0.40%. The distributor may use these distribution fees to compensate securities dealers and others selling Retail Class shares of the Acquired Fund. Currently, the distributor is voluntarily waiving all distribution fees for the Retail Class of the Acquired Fund.

         Under shareholder services plans the Acquired Fund may pay shareholder services fees to investment professionals at an annual rate of up to 0.25% of the average net assets of the Retail or Institutional Class shares attributable to their customers for providing ongoing shareholder support services to their customers with accounts in such class. The Board of Trustees has approved an annual shareholder services fee rate of 0.15% for the Retail Class and 0.06% for the Institutional Class. All shareholder services fees for the Retail Class and the Institutional Class are currently being waived.

         SEI Fund Resources ("SFR") provides administrative services to the Acquired Fund. SEI Investments Financial Management Corporation, a wholly-owned subsidiary of SEI Investments, is the owner of all beneficial interest in SFR. For its services, SFR receives a fee, which is calculated daily and paid monthly, at the annual rate of 0.13% of the aggregate average net assets of the Acquired Fund. SFR may voluntarily waive all or a portion of its fee from time to time in its sole discretion. Pursuant to a separate agreement with SFR, FMB Trust Company, National Association performs sub-administration services on behalf of the Acquired Fund, for which it receives a fee from SFR at the annual rate of up to 0.0275% of the Acquiring Fund's aggregate daily net assets. See "Management" in the Prospectus of ARK Funds which is incorporated herein by reference for additional information about SFR.

         FMB Trust Company, National Association serves as custodian for the securities and cash of the Acquired Fund. Foreign securities are held by foreign banks participating in a network coordinated by Bankers Trust Company, which serves as sub-custodian for the Acquired Fund. SFR provides transfer agent and related services for the Acquired Fund and has subcontracted the transfer agency services to State Street Bank and Trust Company which maintains shareholder accounts and records for the Acquired Fund.

Acquiring Fund

         Pursuant to an investment management contract with Govett Funds, and subject to such policies as the Board of Directors of Govett Funds may establish, AIB Govett, Inc. ("AIB Govett") provides the Acquiring Fund with day-to-day management services and makes investment decisions on its behalf in accordance with the Acquiring Fund's investment policies. Subject to the supervision of the Board, AIB Govett also oversees the Acquiring Fund's operations. For these investment management services, the Acquiring Fund pays a fee monthly to AIB Govett based upon the average net assets of the Acquiring Fund, as determined at the close of business of each business day during the month, at the annual rate of 1% of the average daily net assets of the Acquiring Fund. From its investment management fee, AIB Govett, Inc. pays AIB Govett Asset Management Limited to provide certain investment subadvisory services for the Acquiring Fund.

         The Institutional Class of Acquiring Fund is not subject to any 12b-1 distribution fees or shareholder services fees.

         FPS Broker Services, Inc. is the distributor and principal underwriter for the Acquiring Fund.

         Chase Global Funds Services Company provides administration and accounting services for the Acquiring Fund. The Chase Manhattan Bank serves as the Acquiring Fund's global custodian. FPS Services, Inc., a former affiliate of the Acquiring Fund's distributor, provides transfer agent, shareholder services agent, and dividend disbursement services to the Acquiring Fund.

                                    ARK FUNDS

                       ARK INTERNATIONAL EQUITY PORTFOLIO

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS



         This proxy is solicited on behalf of the Board of Trustees of ARK Funds for use at a Special Meeting of the Shareholders of the ARK International Equity Portfolio to be held on July 24, 1998 at 10 o'clock a.m. (Eastern Time) at 25 South Charles Street, Baltimore, Maryland.


         The undersigned hereby appoints Aaron C. Ball and Thomas R. Rus, and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the above referenced Special Meeting of Shareholders, and at any adjournment thereof, casting votes according to the number of shares of the series which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such Special Meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.


         You are encouraged to specify your choices by marking the appropriate box. The Proxies cannot vote your shares unless you sign and return this card.

Please mark your
vote as in this example

     |X|

ARK INTERNATIONAL EQUITY PORTFOLIO

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Prospectus/Proxy Statement dated June 26, 1998.

     This Proxy, if properly executed, will be voted in accordance with the undersigned's direction as set forth herein, if no direction is made, this Proxy will be voted FOR Proposal 1. This Proxy may be revoked in writing prior to its exercise. The undersigned hereby revokes any proxies heretofore given to vote upon or act with respect to such shares.

1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement"), between the ARK International Equity Portfolio (the "Acquired Fund") and Govett International Equity Fund (the "Acquiring Fund"), and the transactions contemplated thereby, including: (a) the transfer of all of the assets and stated liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of the Acquiring Fund shares so received by an Acquired Fund pro rata to shareholders of the Acquired Fund; and (c) the termination of the Acquired Fund.

     FOR         AGAINST      ABSTAIN
     | |           | |          | |

2. To consider and act upon such other business as may properly come before the Special Meeting and any adjournments thereof.

     FOR         AGAINST      ABSTAIN
     | |           | |          | |





                                   NOTE:  PLEASE SIGN EXACTLY AS YOUR NAME OR
                                   NAMES APPEAR HEREON.  CORPORATE OR
                                   PARTNERSHIP PROXIES SHOULD BE SIGNED IN FULL
                                   CORPORATE OR PARTNERSHIP NAME BY AN
                                   AUTHORIZED OFFICER.  JOINT OWNERS SHOULD
                                   EACH SIGN PERSONALLY, WHEN SIGNING AS AN
                                   ATTORNEY, EXECUTOR, TRUSTEE OR GUARDIAN,
                                   PLEASE GIVE YOUR FULL TITLE AS SUCH.

                                   Dated:
                                         ---------------------------------, 1998

                                   --------------------------------------------
                                   Signature

                                   --------------------------------------------
                                   Signature (see note above)

                                   IMPORTANT: PLEASE SIGN, DATE AND RETURN
                                   PROMPTLY.


              THIS PROXY CARD IS ONLY VALID WHEN SIGNED AND DATED.

                                      -4-